OTHER OPERATING INCOME (Narrative) (Details)	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Other Operating Income [Line Items]
Amount received from Provider Relief Fund				$ 225,000
Paycheck Protection Program Loan [Member]
Other Operating Income [Line Items]
Forgiveness amount	$ 10,000	$ 7,000	$ 4,668,000	$ 1,615,000